RELATED PARTY TRANSACTIONS (Details)			12 Months Ended
	Nov. 26, 2025 individual	Jul. 23, 2025 individual	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Long-term debts - related party			$ 557,567,671
Receivable for Bitcoin collateral, net - non-current - related party			662,968,814
Mining machines, net			248,745,505	$ 242,806,713
Other current assets, net - related party			74,270,770
Revenue from hosting services			688,079,223	$ 89,908,403
Related party
RELATED PARTY TRANSACTIONS
Deposits received			5,025,566
Related party | Enduring Wealth Capital Limited
RELATED PARTY TRANSACTIONS
Number of individuals having controlling interest | individual		2
Number of individuals transferred | individual	1
Related party | Antalpha Technologies Holding Company
RELATED PARTY TRANSACTIONS
Number of individuals holding common control in both the entities | individual		3
Related party | Antalpha
RELATED PARTY TRANSACTIONS
Proceeds from borrowings			278,400,000
Repayment of borrowings			0
Interest expense on loans			14,100,000
Long-term debts - related party			557,600,000
Interest Payable			$ 3,500,000
Percentage of equity interests			100.00%
Related party | Antalpha | Assets pledged as collateral
RELATED PARTY TRANSACTIONS
Receivable for Bitcoin collateral, net - non-current - related party			$ 663,000,000
Mining machines, net			248,700,000
Related party | Ursalpha
RELATED PARTY TRANSACTIONS
Other current assets, net - related party			74,300,000
Long-term receivable			7,000,000
Holdback amounts released and received			60,000,000
Related party | NINJAS
RELATED PARTY TRANSACTIONS
Other current assets, net - related party			1,000,000
Revenue from hosting services			1,400,000
Deposits received			697,000
Related party | Aurora
RELATED PARTY TRANSACTIONS
Other current assets, net - related party			36,000
Revenue from hosting services			96,000
Deposits received			49,000
Related party | Co-founders | Consulting
RELATED PARTY TRANSACTIONS
Consulting service fees			$ 1,100,000